STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ (1,070)		$ 0	[1]	$ 5,002		$ (6,072)
Balance (in shares) at Dec. 31, 2012			2,909,554
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost	996		0	[1]	996		0
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost (in shares)			200,005
Cost related to issuance of common stock to service provider	488		0	[1]	488		0
Cost related to issuance of common stock to service provider (in shares)			41,667
Cost related to issuance of warrants to service provider in March and May 2013	523		0		523		0
Cost related to issuance of warrants to service provider in March and May 2013 (in shares)			0
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost (in shares)			800,000
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost	8,987		0	[1]	8,987		0
Conversion of Series A Preferred Stock	0
Exercise of warrants	708		0	[1]	708		0
Exercise of warrants (in shares)			60,155
Exercise of options	0	[1]	0	[1]	0	[1]	0
Exercise of options (in shares)			3,000
Stock-based compensation	3,213		0		3,213		0
Net loss	(13,931)		0		0		(13,931)
Balance at Dec. 31, 2013	(86)		0	[1]	19,917		(20,003)
Balance (in shares) at Dec. 31, 2013			4,014,478
Issuance of Common Stock in February 2014 at $2.75 per unit, net of issuance cost	1,013		0	[1]	1,013		0
Issuance of Common Stock in February 2014 at $2.75 per unit, net of issuance cost (in shares)			445,392
Issuance of Common Stock in July 2014 upon reset price mechanism	0	[1]	0	[1]	0	[1]	0
Issuance of Common Stock in July 2014 upon reset price mechanism (in shares)			496,884
Deemed dividend related to exchange agreement	0		0		279		(279)
Issuance of additional shares upon Exchange Agreement in August 2014	4,558		2		4,556		0
Issuance of additional shares upon Exchange Agreement in August 2014 (in shares)			10,957,515
Deemed dividend related to Series A Preferred Stock	0		0		2,899		(2,899)
Conversion of Series A Preferred Stock	46		0	[1]	46		0
Conversion of Series A Preferred Stock (in shares)			176,137
Exercise of warrants	352		0	[1]	352		0
Exercise of warrants (in shares)			68,524
Exercise of options	7		0	[1]	7		0
Exercise of options (in shares)	74,500		74,500
Stock-based compensation	1,692		0		1,692		0
Net loss	(12,877)		0		0		(12,877)
Balance at Dec. 31, 2014	$ (5,295)		$ 2		$ 30,761		$ (36,058)
Balance (in shares) at Dec. 31, 2014			16,233,430

[1]	Represents an amount lower than $1.